EARNINGS PER SHARE ("EPS") (Detail Textuals) - shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
EARNINGS PER SHARE ("EPS")
Number of potential antidilutive shares	15,400	7,700